Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Defined Benefit Plan [Abstract]
Schedule of defined benefit plans
The components of pension and other postretirement benefit expense for the Company’s defined benefit plans included the following:

	Pension Benefits			Other Postretirement Benefits
(In millions)	2019	2018	2017	2019	2018	2017
Service cost—benefits earned during the year	$12.7	$16.4	$14.1	$1.9	$2.5	$2.4
Interest cost on benefits earned in prior years	105.5	104.8	116.7	14.8	12.7	14.6
Expected return on plan assets	(131.3)	(157.9)	(146.9)	—	—	—
Amortization of prior service cost (credit)	0.3	0.3	1.3	(2.9)	(2.9)	(2.9)
Amortization of net actuarial loss	73.7	65.9	62.6	13.5	10.6	9.0
Curtailment loss	—	0.4	—	—	—	—
Total retirement benefit expense	$60.9	$29.9	$47.8	$27.3	$22.9	$23.1

Schedule of assumptions used
Actuarial assumptions used to develop the components of defined benefit pension expense and other postretirement benefit expense were as follows:

	Pension Benefits			Other Postretirement Benefits
	2019	2018	2017	2019	2018	2017
Discount rate	4.40%	3.85%	4.45%	4.35%	3.80%	4.35%
Rate of increase in future compensation levels	0.50 - 1.00%	0.50 - 1.00%	0.50 - 1.00%	—	—	—
Weighted average expected long-term rate of return on assets	7.52%	7.75%	7.75%	4.0%	4.0%	4.0%

Schedule of assumptions used for year end valuation
Actuarial assumptions used for the valuation of defined benefit pension and other postretirement benefit obligations at the end of the respective periods were as follows:

	Pension Benefits		Other Postretirement Benefits
	2019	2018	2019	2018
Discount rate	3.40%	4.40%	3.25%	4.35%
Rate of increase in future compensation levels	0.50 - 1.00%	0.50 - 1.00%	—	—

Schedule of changes in projected benefit obligations
A reconciliation of the funded status for the Company’s defined benefit pension and other postretirement benefit plans at December 31, 2019 and 2018 was as follows:

	Pension Benefits		Other Postretirement Benefits
(In millions)	2019	2018	2019	2018
Change in benefit obligations:
Benefit obligation at beginning of year	$2,497.7	$2,829.8	$359.1	$349.9
Service cost	12.7	16.4	1.9	2.5
Interest cost	105.5	104.8	14.8	12.7
Benefits paid	(274.6)	(294.5)	(37.7)	(36.5)
Subsidy paid	—	—	—	—
Effect of currency rates	2.8	(4.5)	—	—
Net actuarial (gains) losses – discount rate change	266.0	(150.4)	30.5	(17.8)
– other	14.3	(5.7)	(18.1)	48.3
Plan curtailments	—	0.4	—	—
Plan amendments	9.5	1.4	(5.2)	—
Benefit obligation at end of year	$2,633.9	$2,497.7	$345.3	$359.1

Schedule of changes in fair value of plan assets

	Pension Benefits		Other Postretirement Benefits
(In millions)	2019	2018	2019	2018
Change in plan assets:
Fair value of plan assets at beginning of year	$1,772.2	$2,129.6	$0.1	$0.6
Actual returns on plan assets and plan expenses	248.2	(107.2)	—	(0.5)
Employer contributions	153.4	49.3	—	—
Effect of currency rates	2.9	(5.0)	—	—
Benefits paid	(274.6)	(294.5)	—	—
Fair value of plan assets at end of year	$1,902.1	$1,772.2	$0.1	$0.1

Schedule of amounts recognized in balance sheet

Assets (liabilities) recognized in the consolidated balance sheets:
	Pension Benefits		Other Postretirement Benefits
	2019	2018	2019	2018
Noncurrent assets	$4.8	$9.2	$—	$—
Current liabilities	(5.1)	(4.7)	(32.7)	(40.6)
Noncurrent liabilities	(731.5)	(730.0)	(312.5)	(318.4)
Total amount recognized	$(731.8)	$(725.5)	$(345.2)	$(359.0)

Schedule of amounts recognized in other comprehensive income
Changes to accumulated other comprehensive loss related to pension and other postretirement benefit plans in 2019 and 2018 were as follows:

	Pension Benefits		Other Postretirement Benefits
(In millions)	2019	2018	2019	2018
Beginning of year accumulated other comprehensive loss	$(1,470.3)	$(1,426.1)	$(107.0)	$(83.7)
Amortization of net actuarial loss	73.7	65.9	13.5	10.6
Amortization of prior service cost (credit)	0.3	0.3	(2.9)	(2.9)
Remeasurements	(173.4)	(110.4)	(7.1)	(31.0)
End of year accumulated other comprehensive loss	$(1,569.7)	$(1,470.3)	$(103.5)	$(107.0)
Net change in accumulated other comprehensive loss	$(99.4)	$(44.2)	$3.5	$(23.3)

Schedule of net periodic benefit cost not yet recognized
Amounts included in accumulated other comprehensive loss at December 31, 2019 and 2018 were as follows:

	Pension Benefits		Other Postretirement Benefits
(In millions)	2019	2018	2019	2018
Prior service (cost) credit	$(11.2)	$(2.1)	$11.0	$8.8
Net actuarial loss	(1,558.5)	(1,468.2)	(114.5)	(115.8)
Accumulated other comprehensive loss	(1,569.7)	(1,470.3)	(103.5)	(107.0)
Deferred tax effect	555.7	536.2	34.4	35.3
Accumulated other comprehensive loss, net of tax	$(1,014.0)	$(934.1)	$(69.1)	$(71.7)

Schedule of amounts in accumulated other comprehensive income to be recognized	Amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost in 2020 are:

(In millions)	Pension Benefits	Other Postretirement Benefits	Total
Amortization of prior service cost (credit)	$0.6	$(3.8)	$(3.2)
Amortization of net actuarial loss	74.5	10.8	85.3
Amortization of accumulated other comprehensive loss	$75.1	$7.0	$82.1

Schedule of accumulated benefit obligations in excess of fair value of plan assets	Additional information for pension plans with accumulated benefit obligations and projected benefit obligations in excess of plan assets:

	Pension Benefits
(In millions)	2019	2018
Projected benefit obligation	$2,538.9	$2,420.8
Accumulated benefit obligation	$2,526.1	$2,405.6
Fair value of plan assets	$1,802.4	$1,686.1

Schedule of expected benefit payments
The following table summarizes expected benefit payments from the Company’s various pension and other postretirement defined benefit plans through 2029, and also includes estimated Medicare Part D subsidies projected to be received during this period based on currently available information. Pension benefit payments for the U.S. qualified defined benefit pension plans and the U.K. defined benefit plan are made from pension plan assets.

(In millions)	Pension Benefits	Other Postretirement Benefits	Medicare Part D Subsidy
2020	$174.7	$32.8	$0.3
2021	172.0	34.1	0.3
2022	170.3	31.6	0.2
2023	168.3	29.4	0.2
2024	166.0	27.4	0.2
2025- 2029	786.5	110.1	0.7

Schedule of allocation of plan assets
The fair values of the Company’s pension plan assets are determined using net asset value (NAV) as a practical expedient, or by information categorized in the fair value hierarchy level based on the inputs used to determine fair value, as further discussed in Note 13. The fair values at December 31, 2019 were as follows:

(In millions)			Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
Asset category	Total	NAV	(Level 1)	(Level 2)	(Level 3)
Equity securities:
U.S. equities	443.6	254.7	188.9	—	—
International equities	326.1	299.6	26.5	—	—
Debt securities and cash:
Fixed income and cash equivalents	650.7	419.9	58.7	172.1	—
Floating rate	51.0	51.0	—	—	—
Private equity	129.0	129.0	—	—	—
Hedge funds	263.9	263.9	—	—	—
Real estate and other	37.8	37.8	—	—	—
Total assets	$1,902.1	$1,455.9	$274.1	$172.1	$—

The fair values of the Company’s pension plan assets at December 31, 2018 were as follows:

(In millions)			Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs	Significant Unobservable Inputs
Asset category	Total	NAV	(Level 1)	(Level 2)	(Level 3)
Equity securities:
U.S. equities	362.9	219.9	143.0	—	—
International equities	377.4	335.7	41.7	—	—
Debt securities and cash:
Fixed income and cash equivalents	493.7	116.9	6.3	370.5	—
Floating rate	90.1	68.9	21.2	—	—
Private equity	137.1	137.1	—	—	—
Hedge funds	258.3	258.3	—	—	—
Real estate and other	52.7	52.7	—	—	—
Total assets	$1,772.2	$1,189.5	$212.2	$370.5	$—

Schedule of target asset allocations for pension plans
The target asset allocations for ATI Pension Plan for 2020, by major investment category, are:

Asset category	Target asset allocation range
U.S. equity	18% - 40%
Global equity	10% - 30%
Debt securities and cash	15% - 40%
Private equity	0% - 15%
Hedge funds	10% - 20%
Real estate and other	0% - 10%

Schedule of multiemployer plans
The Company’s participation in multiemployer plans for the years ended December 31, 2019, 2018 and 2017 is reported in the following table. The Company’s contributions to the Steelworkers Western Independent Shops Pension Plan exceed 5% of this plan’s total contributions for the plan year ended September 30, 2018, which is the most recent information available from the Plan Administrator.

		Pension Protection Act Zone Status (1)		FIP / RP Status Pending / Implemented (2)	in millions				Expiration Dates of Collective Bargaining Agreements
	EIN / Pension Plan Number				Company Contributions			Surcharge Imposed (3)
Pension Fund		2019	2018		2019	2018	2017
Steelworkers Western Independent Shops Pension Plan	90-0169564 / 001	Green	Green	N/A	$0.9	$0.8	$0.6	No	2/29/2020
Boilermakers-Blacksmiths National Pension Trust	48-6168020 / 001	Red	Yellow	Yes	2.5	2.5	2.2	No	9/30/2026
IAM National Pension Fund	51-6031295 / 002	Red	Green	Yes	2.2	2.1	1.7	Yes	Various between 2021-2022 (4)
Total contributions					$5.6	$5.4	$4.5

(1)
The most recent Pension Protection Act Zone Status is based on information provided to ATI and other participating employers by each plan, as certified by the plan’s actuary. A plan in the “red” zone had been determined to be in “critical status”, based on criteria established by the Internal Revenue Code (Code), and is generally less than 65% funded. A plan in the “yellow” zone has been determined to be in “endangered status”, based on criteria established under the Code, and is generally less than 80% funded. A plan in the “green” zone has been determined to be neither in “critical status” nor in “endangered status”, and is generally at least 80% funded. Additionally, a plan may voluntarily place itself into a rehabilitation plan. In April 2019, the Company received notification from the IAM National Pension Fund (IAM Fund) that its’ actuary certified the IAM Fund as “endangered status” for the plan year beginning January 1, 2019, and that the IAM Fund was voluntarily placing itself in “red” zone status and implementing a rehabilitation plan. A 5% contribution surcharge has been imposed as of June 1, 2019 for the rest of 2019, increasing to a 10% surcharge rate beginning January 1, 2020 in addition to the contribution rate specified in the applicable collective bargaining agreements. The contribution surcharge ends when an employer begins contributing under a collective bargaining agreement that includes terms consistent with the rehabilitation plan. In April 2019, the Company received notification from the Boilermakers-Blacksmiths National Pension Trust (Blacksmiths Trust) that it was certified by its actuary as being in “red” zone status for the plan year beginning January 1, 2019. A rehabilitation plan has been adopted for the Blacksmiths Trust, and the Company and the Blacksmiths union agreed to adopt the rehabilitation plan in 2019 prior to a contribution surcharge being imposed.

(2)
The “FIP / RP Status Pending / Implemented” column indicates whether a Funding Improvement Plan, as required under the Code by plans in the “yellow” zone, or a Rehabilitation Plan, as required under the Code to be adopted by plans in the “red” zone, is pending or has been implemented as of the end of the plan year that ended in 2019.

(3)
The “Surcharge Imposed” column indicates whether ATI’s contribution rate for 2019 included an amount in addition to the contribution rate specified in the applicable collective bargaining agreement, as imposed by a plan in “critical status”, in accordance with the requirements of the Code.

(4)
The Company is party to five separate bargaining agreements that require contributions to this plan. Expiration dates of these collective bargaining agreements range between November 14, 2021 and July 14, 2022.